UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY

11716

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  3/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 59.01%
	Growth - 13.14%
21,825	Baron Partners Fund		$ 500,436
538	Baron Small Cap Fund		12,760
14,900	Boulder Total Return Fund		323,479
34,318	Legg Mason Opportunity Trust		694,944
34,972	Matthew 25 Fund		629,154
2,012	Satuit Capital Micro Cap Fund		53,043
			2,213,816
	International - 11.33%
24,105	Artisan International Value Fund, Investor Shares		688,191
3,428	Dodge & Cox International Stock Fund		157,171
26,286	Third Avenue International Value Fund		585,390
14,493	Tweedy Browne Global Value Fund		468,275
426	Wasatch International Growth Fund		9,586
			1,908,613
	Sector - Real Estate - 0.07%
346	Third Avenue Real Estate Value Fund		12,384

	Value - 34.47%
7,764	Aegis Value Fund		120,102
10,539	Brown Advisory Small Cap Value Fund		158,618
23,363	Fairholme Fund		694,349
6,738	First Manhattan Strategic Value Fund (a)		166,773
21,139	John Hancock Funds II - Classic Value Fund		236,971
19,106	Longleaf Partners Fund		680,754
8,781	New River Small Cap Fund		141,719
45,830	Oakmark Global Select Fund		512,374
216	Oakmark Select Fund, Class I		7,067
7,644	Pinnacle Value Fund		109,925
20,874	Presidio Fund *		297,043
13,988	Royce Select Fund		275,000
58,510	The Weitz Funds - Partners III Opportunity Fund		659,992
789	Third Avenue Small Cap Value Fund		20,892
8,191	Third Avenue Value Fund		502,506
35,139	Tilson Focus Fund		442,042
61,180	Wintergreen Fund		779,439
			5,805,566
	TOTAL EQUITY MUTUAL FUNDS
	(Cost $8,664,568)		9,940,379

	COMMON STOCKS - 36.49%
	Basic Materials - 0.56%
	Mining - 0.56%
10,000	Dundee Precious Metals, Inc. *		94,916

	Communications - 1.86%
	Broadcast Services/Media - 1.86%
1,100	Liberty Media Corp, Capital, Class A *		121,649
300	Liberty Media Corp, Capital *		33,294
9,500	DG FastChannel, Inc. *		157,985
			312,928
	Consumer Cyclical - 2.79%
	Leisure Time - 2.33%
8,509	Ambassadors International, Inc.		392,605

	Entertainment - 0.46%
150,000	Bingo.com, Ltd. *		78,000

	Financials - 29.21%
	Diversified Financials - 9.80%
15,000	Leucadia National Corp.		441,300
7,329	Jardine Matheson Holdings, Ltd.		152,370
4,644	Remgro, Ltd.		115,900
9,500	International Assets Holding Corp. *		265,335
15,625	Resource America, Inc., Class A		369,219
7,000	MVC Capital, Inc.		109,550
9,800	RHJ International *		196,000
			1,649,674
	Insurance - 4.49%
140	Berkshire Hathaway, Inc., Class B *		509,600
2,500	Enstar Group, Inc. *		246,600
			756,200
	Investment Companies - 8.53%
5,605	Capital Southwest Corp.		861,320
1,500	Corporacion Financiera Alba, SA **		112,315
5,436	Compass Diversified Trust		91,162
16,000	Investor AB, Class A **		371,385
			1,436,182
	Money Management - 3.78%
30,400	Coronation Fund Managers, Ltd.		32,527
1,082	Diamond Hill Investment Group, Inc. *		105,506
5,300	Legg Mason, Inc.		499,312
			637,345
	REITS - 2.61%
66,400	Winthrop Realty Trust		438,904

	Food & Beverages - 1.16%
	Beverages - 1.16%
1,300	Diageo PLC, ADR		105,235
6,000	Big Rock Brewery Income Trust		90,000
			195,235
	Industrial - 0.67%
	Miscellaneous Manufacturing - 0.15%
3,600	Maxco, Inc. *		24,912

	Transportation - 0.52%
34,568	Wridgways Australia, Ltd.		62,833
400	Florida East Coast Industries, Inc.		25,076
			87,909
	Retail - 0.24%
	Automotive - 0.24%
25,000	Tiger Automotive, Ltd. *		39,814

	TOTAL COMMON STOCKS
	(Cost $4,688,883)		6,144,624

	LIMITED PARTNERSHIP - 3.00%
450,000	Armor Capital Partners LP + ++ (a)
	(Cost $450,000)		505,800

	SHORT-TERM INVESTMENTS - 3.15%
	Money Market Mutual Funds - 3.15%
530,813	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $530,813)		530,813

	TOTAL INVESTMENTS
	(Cost $14,334,264*)	101.65%	$ 17,121,616

	Liabilities in excess of other assets	-1.65%	(279,741)

	TOTAL NET ASSETS	100.00%	$ 16,841,875

+ Non-income producing security.
++ Restricted security.
(a) Securities for which market quotations are not readily available. These securities have been fair valued under procedures established by the Fund's Board of Trustees. These securities represent 3.99% of total net assets.
* The cost for Federal income tax purposes was $14,334,264. At March 31, 2007, net unrealized appreciation for all securities based on tax cost was $2,787,352. This consists of aggregate gross unrealized appreciation of
$2,838,018 and aggregate gross unrealized depreciation of $50,666.
** This security is considered a Passive Foreign Investment Company for Federal tax purposes.

RIC - Registered Investment Company
ADR - American Depositary Receipts

APPENDIX A:

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

As of March 31, 2007, the Fund held two securities for which market quotations were not readily available.  The market value of these securities represented 3.99% of its net assets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/30/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/30/07

By

*/s/ Susan J. Chesley

       Susan J. Chesley, Treasurer

Date

5/30/07